PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT
Schedule of property and equipment

As of June 30, 2024 and 2023, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2024	2023
	(years)
Land	Infinite	¥3,511,323	¥1,792,025
Property and Buildings	4-47	1,412,544	1,273,946
Machinery and Equipment	3-17	156,104	156,580
Tools, Furniture, and Fixtures	2-20	36,009	32,738
Finance lease right-of-use assets	2-7	160,393	130,635
Construction in progress		500,235	147,147
Less: Accumulated depreciation		(327,507)	(230,159)
Property and equipment, net		¥5,449,101	¥3,302,912